Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties
21. Related Parties

On December 31, 2009 Dr. John Climax retired as Chairman of the Board of the Company.  From January 2010 he has held the position as an outside director of the Company.  The Company has entered into a three year agreement with Rotrua Limited, a company controlled by Dr. Climax, for the provision of consultancy services at an agreed fee of €262,500 ($348,968) per annum.  The consultancy agreement provides that the Company will provide during the term of the agreement permanent disability and life insurance cover for Dr. Climax and medical insurance cover for himself and his dependants.